Receivables and Other Assets (Tables)	3 Months Ended
Mar. 31, 2020
Receivables and Other Assets [Abstract]
Receivables and Other Assets
The assets comprising “Receivables and other assets” as of March 31, 2020 and December 31, 2019 are summarized in the following table (dollars in thousands):

Receivables and Other Assets

	March 31, 2020	December 31, 2019
Servicing advances	$13,422	$16,647
Interest receivable	5,295	8,222
Deferred tax receivable	14,913	2,757
Repurchased loans held for sale	2,864	3,839
Other receivables	5,616	3,632
Total other assets	$42,110	$35,097